Concentration and Risks (Details) - Schedule of Accounts receivable - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts receivable [Line Items]
Allowance for credit losses (in Dollars)
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Accounts receivable [Line Items]
Concentration risk percentage	3.00%	46.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Accounts receivable [Line Items]
Concentration risk percentage	11.00%